MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

November 22, 2019

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay Funds Trust (“Registrant”)
File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

On behalf of the Registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated November 1, 2019 to the Prospectus for MainStay MacKay High Yield Municipal Bond Fund, MainStay Mackay New York Tax Free Opportunities Fund and MainStay MacKay California Tax Free Opportunities Fund, Accession Number 0001104659-19-058859. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (201) 685-6411.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady
Associate General Counsel
New York Life Investment Management LLC